Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DAVIS NEW YORK VENTURE FUND INC
Entity Central Index Key	0000071701
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000009524 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Global Fund
Class Name	Class A
Trading Symbol	DGFAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Global Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Global Fund (Class A)	$47	0.95%*
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of -1.61%, versus a 0.88% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Financials (+10%), Consumer Staples (+8%), and Utilities (+5%)
    Weakest performing sectors - Information Technology (-5%), Energy (-4%), and Materials (-4%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-11% vs +2%)
    Meituan (-28%) - largest individual detractor
    Delivery Hero (-33%), MGM Resorts (-15%), and Trip.com Group (-8%)
  Industrials - underperformed the Index sector (-12% vs +3%) and underweight (average weighting 6% vs 10%)
    DiDi Global (-18%)
  Underweight in stronger performing Consumer Staples sector (average weighting 1% vs 6%)
  China holdings - underperformed the Index China exposure (-12% vs +8%)
  Individual holdings
    Viatris (-26%), Teck Resources (-27%), Solventum (-9%), Samsung Electronics (-8%), and Ping An Insurance (-3%)
Contributors to Performance
  Financials - outperformed the Index sector (+12% vs +10%) and overweight (average weighting 28% vs 17%)
    Danske Bank (+30%) - largest individual contributor
    Capital One Financial (+11%), Markel Group (+18%), Julius Baer Group (+12%), Berkshire Hathaway (+18%), and Metro Bank Holdings (+35%)
  Significantly underweight in weaker performing Information Technology sector - (average weighting 6% vs 25%)
  Health Care - outperformed the Index sector (flat vs -4%)
    CVS Health (+21%)
  Communication Services - outperformed the Index sector (+5% vs +4%) and overweight (average weighting 12% vs 8%)
    Sea (+43%)
    NetEase (+21%) - new purchase during the period
  Individual holding
    Prosus (+11%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/25	1 Year	5 Years	10 Years
Davis Global Fund (Class A) — Without sales charge	14.24%	10.20%	7.39%
Davis Global Fund (Class A) — With sales charge*	8.82%	9.14%	6.88%
MSCI ACWI	11.84%	13.06%	8.62%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 766,300,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 04/30/25 (in millions)	$766.3
Total number of portfolio holdings as of 04/30/25	44
Portfolio turnover rate for the period	14%
Total advisory fees paid for the period (Net advisory fee after waiver) (in millions)	$2.2

Holdings [Text Block]	Top Sectors as of 04/30/25 Net Assets
Financials	27.63%
Consumer Discretionary	27.42%
Health Care	11.93%
Communication Services	11.19%
Industrials	8.05%

C000009526 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Global Fund
Class Name	Class C
Trading Symbol	DGFCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Global Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Global Fund (Class C)	$85	1.74%*
*	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.74%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of -2.03%, versus a 0.88% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Financials (+10%), Consumer Staples (+8%), and Utilities (+5%)
    Weakest performing sectors - Information Technology (-5%), Energy (-4%), and Materials (-4%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-11% vs +2%)
    Meituan (-28%) - largest individual detractor
    Delivery Hero (-33%), MGM Resorts (-15%), and Trip.com Group (-8%)
  Industrials - underperformed the Index sector (-12% vs +3%) and underweight (average weighting 6% vs 10%)
    DiDi Global (-18%)
  Underweight in stronger performing Consumer Staples sector (average weighting 1% vs 6%)
  China holdings - underperformed the Index China exposure (-12% vs +8%)
  Individual holdings
    Viatris (-26%), Teck Resources (-27%), Solventum (-9%), Samsung Electronics (-8%), and Ping An Insurance (-3%)
Contributors to Performance
  Financials - outperformed the Index sector (+12% vs +10%) and overweight (average weighting 28% vs 17%)
    Danske Bank (+30%) - largest individual contributor
    Capital One Financial (+11%), Markel Group (+18%), Julius Baer Group (+12%), Berkshire Hathaway (+18%), and Metro Bank Holdings (+35%)
  Significantly underweight in weaker performing Information Technology sector - (average weighting 6% vs 25%)
  Health Care - outperformed the Index sector (flat vs -4%)
    CVS Health (+21%)
  Communication Services - outperformed the Index sector (+5% vs +4%) and overweight (average weighting 12% vs 8%)
    Sea (+43%)
    NetEase (+21%) - new purchase during the period
  Individual holding
    Prosus (+11%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/25	1 Year	5 Years	10 Years
Davis Global Fund (Class C) — Without CDSC*	13.29%	9.32%	6.72%
Davis Global Fund (Class C) — With CDSC*,**	12.29%	9.32%	6.72%
MSCI ACWI	11.84%	13.06%	8.62%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 766,300,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 04/30/25 (in millions)	$766.3
Total number of portfolio holdings as of 04/30/25	44
Portfolio turnover rate for the period	14%
Total advisory fees paid for the period (Net advisory fee after waiver) (in millions)	$2.2

Holdings [Text Block]	Top Sectors as of 04/30/25 Net Assets
Financials	27.63%
Consumer Discretionary	27.42%
Health Care	11.93%
Communication Services	11.19%
Industrials	8.05%

C000039882 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Global Fund
Class Name	Class Y
Trading Symbol	DGFYX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Global Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Global Fund (Class Y)	$34	0.69%*
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of -1.53%, versus a 0.88% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Financials (+10%), Consumer Staples (+8%), and Utilities (+5%)
    Weakest performing sectors - Information Technology (-5%), Energy (-4%), and Materials (-4%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-11% vs +2%)
    Meituan (-28%) - largest individual detractor
    Delivery Hero (-33%), MGM Resorts (-15%), and Trip.com Group (-8%)
  Industrials - underperformed the Index sector (-12% vs +3%) and underweight (average weighting 6% vs 10%)
    DiDi Global (-18%)
  Underweight in stronger performing Consumer Staples sector (average weighting 1% vs 6%)
  China holdings - underperformed the Index China exposure (-12% vs +8%)
  Individual holdings
    Viatris (-26%), Teck Resources (-27%), Solventum (-9%), Samsung Electronics (-8%), and Ping An Insurance (-3%)
Contributors to Performance
  Financials - outperformed the Index sector (+12% vs +10%) and overweight (average weighting 28% vs 17%)
    Danske Bank (+30%) - largest individual contributor
    Capital One Financial (+11%), Markel Group (+18%), Julius Baer Group (+12%), Berkshire Hathaway (+18%), and Metro Bank Holdings (+35%)
  Significantly underweight in weaker performing Information Technology sector - (average weighting 6% vs 25%)
  Health Care - outperformed the Index sector (flat vs -4%)
    CVS Health (+21%)
  Communication Services - outperformed the Index sector (+5% vs +4%) and overweight (average weighting 12% vs 8%)
    Sea (+43%)
    NetEase (+21%) - new purchase during the period
  Individual holding
    Prosus (+11%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/25	1 Year	5 Years	10 Years
Davis Global Fund (Class Y)	14.50%	10.45%	7.66%
MSCI ACWI	11.84%	13.06%	8.62%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 766,300,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 04/30/25 (in millions)	$766.3
Total number of portfolio holdings as of 04/30/25	44
Portfolio turnover rate for the period	14%
Total advisory fees paid for the period (Net advisory fee after waiver) (in millions)	$2.2

Holdings [Text Block]	Top Sectors as of 04/30/25 Net Assets
Financials	27.63%
Consumer Discretionary	27.42%
Health Care	11.93%
Communication Services	11.19%
Industrials	8.05%

C000039879 [Member]
Shareholder Report [Line Items]
Fund Name	Davis International Fund
Class Name	Class A
Trading Symbol	DILAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis International Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis International Fund (Class A)	$50	1.02%*
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of -3.03%, versus a 5.95% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Communication Services (+16%), Financials (+15%), and Utilities (+11%)
    Weakest performing sectors - Health Care (-3%), Information Technology (-3%), and Energy (-2%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-11% vs +4%) and overweight (average weighting 36% vs 11%)
    Meituan (-28%) - largest individual detractor
    Delivery Hero (-33%), Trip.com Group (-8%), Entain (-10%), and JD.com (-17%)
    PDD Holdings (-13%) - purchased and subsequently sold during the period
  Industrials - underperformed the Index sector (-7% vs +9%)
    DiDi Global (-18%)
  Financials - underperformed the Index sector (+10% vs +15%)
    Noah Holdings (-25%)
  China holdings - significantly underperformed the Index China exposure (-14% vs +8%)
  Individual holdings
    Teck Resources (-27%) and Samsung Electronics (-8%)
Contributors to Performance
  No exposure to Health Care and underweight in Information Technology (average weighting 7% vs 13%), the two weakest performing sectors of the Index, respectively
  Communication Services - outperformed the Index sector (+44% vs +16%)
    Sea (+43%)
    NetEase (+21%) - new purchase during the period
  Overweight in Financials - (average weighting 30% vs 24%)
    Danske Bank (+30%) - largest individual contributor
    Julius Baer Group (+12%), Metro Bank Holdings (+35%), and Bank of N.T. Butterfield (+12%)
    DBS Group Holdings (+20%) - no longer a Fund holding
  Individual holdings
    Naspers (+12%), Prosus (+11%), and ITOCHU (+3%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/25	1 Year	5 Years	10 Years
Davis International Fund (Class A) — Without sales charge	16.78%	5.30%	3.29%
Davis International Fund (Class A) — With sales charge*	11.23%	4.28%	2.79%
MSCI ACWI ex USA	11.93%	10.08%	4.83%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 162,000,000.0
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 425,700
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 04/30/25 (in millions)	$162.0
Total number of portfolio holdings as of 04/30/25	30
Portfolio turnover rate for the period	14%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$425.7

Holdings [Text Block]	Top Sectors as of 04/30/25 Net Assets
Consumer Discretionary	34.12%
Financials	29.31%
Industrials	11.65%
Information Technology	6.84%
Communication Services	4.60%

C000039881 [Member]
Shareholder Report [Line Items]
Fund Name	Davis International Fund
Class Name	Class C
Trading Symbol	DILCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis International Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis International Fund (Class C)	$86	1.77%*
*	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.77%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of -3.36%, versus a 5.95% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Communication Services (+16%), Financials (+15%), and Utilities (+11%)
    Weakest performing sectors - Health Care (-3%), Information Technology (-3%), and Energy (-2%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-11% vs +4%) and overweight (average weighting 36% vs 11%)
    Meituan (-28%) - largest individual detractor
    Delivery Hero (-33%), Trip.com Group (-8%), Entain (-10%), and JD.com (-17%)
    PDD Holdings (-13%) - purchased and subsequently sold during the period
  Industrials - underperformed the Index sector (-7% vs +9%)
    DiDi Global (-18%)
  Financials - underperformed the Index sector (+10% vs +15%)
    Noah Holdings (-25%)
  China holdings - significantly underperformed the Index China exposure (-14% vs +8%)
  Individual holdings
    Teck Resources (-27%) and Samsung Electronics (-8%)
Contributors to Performance
  No exposure to Health Care and underweight in Information Technology (average weighting 7% vs 13%), the two weakest performing sectors of the Index, respectively
  Communication Services - outperformed the Index sector (+44% vs +16%)
    Sea (+43%)
    NetEase (+21%) - new purchase during the period
  Overweight in Financials - (average weighting 30% vs 24%)
    Danske Bank (+30%) - largest individual contributor
    Julius Baer Group (+12%), Metro Bank Holdings (+35%), and Bank of N.T. Butterfield (+12%)
    DBS Group Holdings (+20%) - no longer a Fund holding
  Individual holdings
    Naspers (+12%), Prosus (+11%), and ITOCHU (+3%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/25	1 Year	5 Years	10 Years
Davis International Fund (Class C) — Without CDSC*	15.85%	4.50%	2.56%
Davis International Fund (Class C) — With CDSC*,**	14.85%	4.50%	2.56%
MSCI ACWI ex USA	11.93%	10.08%	4.83%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 162,000,000.0
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 425,700
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 04/30/25 (in millions)	$162.0
Total number of portfolio holdings as of 04/30/25	30
Portfolio turnover rate for the period	14%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$425.7

Holdings [Text Block]	Top Sectors as of 04/30/25 Net Assets
Consumer Discretionary	34.12%
Financials	29.31%
Industrials	11.65%
Information Technology	6.84%
Communication Services	4.60%

C000082064 [Member]
Shareholder Report [Line Items]
Fund Name	Davis International Fund
Class Name	Class Y
Trading Symbol	DILYX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis International Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis International Fund (Class Y)	$35	0.71%*
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[6]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of -2.83%, versus a 5.95% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Communication Services (+16%), Financials (+15%), and Utilities (+11%)
    Weakest performing sectors - Health Care (-3%), Information Technology (-3%), and Energy (-2%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-11% vs +4%) and overweight (average weighting 36% vs 11%)
    Meituan (-28%) - largest individual detractor
    Delivery Hero (-33%), Trip.com Group (-8%), Entain (-10%), and JD.com (-17%)
    PDD Holdings (-13%) - purchased and subsequently sold during the period
  Industrials - underperformed the Index sector (-7% vs +9%)
    DiDi Global (-18%)
  Financials - underperformed the Index sector (+10% vs +15%)
    Noah Holdings (-25%)
  China holdings - significantly underperformed the Index China exposure (-14% vs +8%)
  Individual holdings
    Teck Resources (-27%) and Samsung Electronics (-8%)
Contributors to Performance
  No exposure to Health Care and underweight in Information Technology (average weighting 7% vs 13%), the two weakest performing sectors of the Index, respectively
  Communication Services - outperformed the Index sector (+44% vs +16%)
    Sea (+43%)
    NetEase (+21%) - new purchase during the period
  Overweight in Financials - (average weighting 30% vs 24%)
    Danske Bank (+30%) - largest individual contributor
    Julius Baer Group (+12%), Metro Bank Holdings (+35%), and Bank of N.T. Butterfield (+12%)
    DBS Group Holdings (+20%) - no longer a Fund holding
  Individual holdings
    Naspers (+12%), Prosus (+11%), and ITOCHU (+3%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/25	1 Year	5 Years	10 Years
Davis International Fund (Class Y)	17.07%	5.59%	3.58%
MSCI ACWI ex USA	11.93%	10.08%	4.83%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 162,000,000.0
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 425,700
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 04/30/25 (in millions)	$162.0
Total number of portfolio holdings as of 04/30/25	30
Portfolio turnover rate for the period	14%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$425.7

Holdings [Text Block]	Top Sectors as of 04/30/25 Net Assets
Consumer Discretionary	34.12%
Financials	29.31%
Industrials	11.65%
Information Technology	6.84%
Communication Services	4.60%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.